Fair Value of Financial Instruments Not Accounted For at Fair Value - Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	$ (716,942)	$ (675,738)
2018 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying amount	(68,368)	(69,337)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(71,697)
2017 Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bonds, Carrying Amount	(100,000)	(100,000)
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(100,000)
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Secured term loan facilities and revolving credit facility, Carrying Amount (Liability)	(100,500)	(96,481)
Senior unsecured bond, Fair Value (Liability)	(69,052)	(66,004)
Secured term loan facilities and revolving credit facility, Fair Value (Liability)	$ (614,623)	$ (588,713)